Property, Plant And Equipment	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment
	2013	2012
Land	$46,689	$54,775
Buildings and improvements	2,432,824	2,257,002
Machinery and equipment	3,808,356	3,470,972
Machinery, equipment and rental equipment under capitalized leases	43,239	36,316
Construction in progress	267,653	256,401
	6,598,761	6,075,466
Accumulated depreciation	(3,506,807)	(3,134,863)
Property, plant and equipment, net	$3,091,954	$2,940,603

Depreciation expense for property, plant and equipment amounted to $555,125, $515,455 and $479,438 for the years ended December 31, 2013, 2012, and 2011, respectively.

Included in machinery and equipment at December 31, 2013 and 2012 were $597,024 and $532,088, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $21,201 and $19,027 at December 31, 2013 and 2012, respectively.